Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Convertible Redeemable Preferred Shares
32	Convertible redeemable preferred shares
On November 29, 2018 and January 31, 2019, the Group completed two batches of
C-round
investment with a series of independent third-party investors and issued 44,256,290 and 2,693,435 shares of Class C ordinary shares at the price of approximately $30.07 per share, for cash consideration of USD1,331 million (equivalent of approximately RMB9,230 million) and USD81 million (equivalent of approximately RMB542 million), respectively.
Besides the liquidation preference, holders of Class C ordinary shares are entitled to voting rights and dividend rights similar to Class A ordinary shareholders, who can require the Company to redeem their Class C ordinary shares under certain circumstances. Class C ordinary shares are automatically converted into Class A ordinary shares upon the occurrence of a qualified listing. Therefore, Class C ordinary shares are treated as a compound financial instrument, which is split into liability and equity component upon initial recognition. The Group measured the liability component at initial recognition based on its best estimate of the present value of the redemption amount and recognized the residual to the equity component to reflect the value of conversion rights. Subsequent to initial recognition, the liability component of Class C ordinary shares is measured at amortized cost using effective interest rate method with interest expenses recorded in the finance costs. The equity component will not be re-measured
subsequently.

In September, 2020, the Company entered into a securities exchange agreement with certain
C-round
investors to exchange their respective Class C ordinary shares into automatically convertible promissory notes or optionally convertible promissory notes. The principal amount of the respective Convertible Notes equal to the subscription amount paid to the Company by these
C-round
investors. The Company also is required to pay to each of these
C-round
investors a cash consideration equal to a six percent per annum interest on their respective subscription amount from the date their Class C ordinary shares were issues.
Upon the closing of the
C-round
restructuring on September 30, 2020, the Company issued automatically convertible promissory notes with a principal amount of USD204 million (equivalent to approximately RMB1,391 million) and optionally convertible promissory notes with a principal amount of USD1,158 million (equivalent to approximately RMB7,884 million) to
C-round
investors who chose to exchange, with 1,662,614 Class C ordinary shares outstanding after this transaction. The Company was obligated to pay USD151 million (equivalent to approximately RMB1,031 million) to all these
C-round
investors in aggregate. The Company paid USD136 million (equivalent to approximately RMB928 million) on September 30, 2020 with USD15 million (equivalent to approximately RMB103 million) retained at the Company (the “Retained Amount”). The Retained Amount will be paid to the relevant
C-round
investors if certain tax filing documents are provided by such investors to the Company.
The Company recorded a
one-time
expense, which is mainly the difference between the fair value of convertible redeemable preferred shares subject to
C-rounding
restructuring and the fair value of Convertible Notes as well as the cash consideration, in September 2020 of USD195 million (equivalent of RMB1,326 million) upon closing of
C-round
restructuring.
The automatically convertible promissory notes were converted into 7,566,665 ordinary shares and the Class C ordinary shares were converted into 1,662,614 ordinary shares on November 3, 2020 when the Company completed its IPO.

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2018	—	—
Issuance of Class C ordinary shares	9,011,510	218,050
Interest accrued at effective interest rate	49,378	—
Exchange differences	(125,395)	—

Carrying value as of December 31, 2018	8,935,493	218,050

Issuance of Class C ordinary shares	530,030	11,956
Interest accrued at effective interest rate	636,835	—
Exchange differences	156,540	—

Carrying value as of December 31, 2019	10,258,898	230,006

C-round restructuring of Class C ordinary shares	(10,162,990)	(219,738)
Interest accrued at effective interest rate	534,686	—
Exchange differences	(262,678)	—
Conversion of Class C ordinary shares to ordinary shares upon IPO	(367,916)	(10,268)

Carrying value as of December 31, 2020	—	—